Property and Equipment, net, (Details) $ in Thousands			12 Months Ended
	Nov. 18, 2021 USD ($) $ / €	Nov. 18, 2021 EUR (€)	Dec. 31, 2021 USD ($) $ / €	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property and Equipment, net [Abstract]
Proceeds from sale of land	$ 1,248	€ 1,100,000
Exchange rate | $ / €	1.1345		1.14
Taxes and expenses on property sale	$ 233
Gain from property sale	$ 137		$ 137	$ 0	$ 0
Property and Equipment [Abstract]
Beginning balance			1,790	1,566
Additions in equipment			8	224
Land sale			(878)
Ending balance			920	1,790	1,566
Accumulated Depreciation [Abstract]
Beginning balance			(655)	(573)
Depreciation			(114)	(82)
Ending balance			(769)	(655)	(573)
Net Book Value [Abstract]
Beginning balance			1,135	993
Additions in equipment			8	224
Land sale			(878)
Depreciation			(114)	(82)
Ending balance			$ 151	$ 1,135	$ 993